Simplify US Small Cap PLUS Downside Convexity ETF
Schedule of Investments
September 30, 2022 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 94.2%
iShares Core S&P Small-Cap ETF(a)(b)
(Cost $3,487,197) ........................................................... 31,846 $ 2,776,653
Number of
Contracts Notional Amount
Purchased Options – 12.1%
Calls – Exchange-Traded – 0.0%†
S&P 500 Index, October Strike Price $4,080, Expires 10/03/22 ........... 5 $ 2,040,000 25
Puts – Exchange-Traded – 12.1%
S&P 500 Index, October Strike Price $3,620, Expires 10/07/22 ........... 22 7,964,000 155,540
S&P 500 Index, October Strike Price $3,300, Expires 10/21/22 ........... 96 31,680,000 202,080
357,620
Total Purchased Options (Cost $299,441) .......................................................... 357,645
Shares
Money Market Funds – 0.5%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 2.48%(c)
(Cost $16,028) .............................................................. 16,028 16,028
Total Investments – 106.8%
(Cost $3,802,666) ........................................................................... $ 3,150,326
Liabilities in Excess of Other Assets – (6.8)% ....................................................... (201,675)
Net Assets – 100.0% .......................................................................... $ 2,948,651
Number of
Contracts Notional Amount
Written Options – (7.2)%
Puts – Exchange-Traded – (7.2)%
S&P 500 Index, October Strike Price $3,600, Expires 10/07/22 ........... (22) $ (7,920,000) $ (132,770)
S&P 500 Index, October Strike Price $3,100, Expires 10/21/22 ........... (96) (29,760,000) (79,680)
(212,450)
Total Written Options (Premiums Received $176,011) ................................................. $ (212,450)
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $2,179,750 have been pledged as collateral for options as of September 30, 2022.
(c) Rate shown reflects the 7-day yield as of September 30, 2022.

Simplify US Small Cap PLUS Downside Convexity ETF
Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)
2
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 94.2%
Purchased Options ............................................................................... 12.1%
Money Market Funds ............................................................................. 0.5%
Total Investments ................................................................................ 106.8%
Liabilities in Excess of Other Assets .................................................................. (6.8)%
Net Assets ..................................................................................... 100.0%